Operating costs and other operating income - Summary of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	€ (147,333)	€ (117,245)	€ (128,289)
Personnel costs [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	(74,390)	(52,642)	(66,098)
Depreciation and impairment
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	(12,951)	(8,697)	(15,978)
Legal and professional fees
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	(29,515)	(33,960)	(23,250)
Other operating expenses [member]
Disclosure of attribution of expenses by nature to their function [line items]
Total general and administrative expenses	€ (30,477)	€ (21,946)	€ (22,963)